BASIS OF PRESENTATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Working capital deficit	$ 127,869	$ 127,869	$ 163,896
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net cash used in operating activities		1,200,000
Working capital deficit	6,700,000	6,700,000	7,200,000
Accumulated deficit	$ 56,000,000.0	$ 56,000,000.0	$ 57,100,000
Subscription term	36 months	36 months
Subscription payment description	The Company will control the timing and maximum amount of drawdown under this facility and has no minimum drawdown obligation. The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.	The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.
Ensysce Biosciences, Inc [Member] | Investor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Commitment fee	$ 1,200,000	$ 1,200,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Commitment fee	800,000	800,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Commitment fee	400,000	400,000
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Value, Subscriptions	$ 60,000,000.0	$ 60,000,000.0